CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 506,553	$ 378,102
Available for sale investments	0	1,954
Accounts receivable, net of allowance for credit losses	1,569,642	1,790,322
Unbilled revenue	1,230,948	951,936
Other receivables	78,113	65,797
Prepayments and other current assets	139,244	132,105
Income taxes receivable	79,216	91,254
Total current assets	3,603,716	3,411,470
Non-current assets:
Property, plant and equipment	353,844	361,184
Goodwill	9,016,549	9,022,075
Intangible assets	3,632,354	3,855,865
Operating right-of-use assets	149,782	140,333
Other receivables	87,609	78,470
Deferred tax asset	74,787	73,662
Investments in equity - long term	50,220	46,804
Total Assets	16,968,861	16,989,863
Current liabilities:
Accounts payable	83,037	131,584
Unearned revenue	1,602,526	1,654,507
Other liabilities	999,071	915,399
Income taxes payable	27,935	13,968
Current bank credit lines, loan facilities and notes	29,762	110,150
Total current liabilities	2,742,331	2,825,608
Non-current liabilities:
Non-current bank credit lines, loan facilities and notes	3,408,157	3,665,439
Lease liabilities	145,464	126,321
Non-current other liabilities	48,372	45,998
Non-current income taxes payable	195,778	186,654
Deferred tax liability	843,633	899,100
Commitments and contingencies	0	0
Total Liabilities	7,383,735	7,749,120
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 82,683,805 shares issued and outstanding at March 31, 2024 and 82,495,086 shares issued and outstanding at December 31, 2023	6,720	6,699
Additional paid-in capital	6,988,736	6,942,669
Other undenominated capital	1,162	1,162
Accumulated other comprehensive loss	(179,559)	(143,506)
Retained earnings	2,768,067	2,433,719
Total Shareholders' Equity	9,585,126	9,240,743
Total Liabilities and Shareholders' Equity	$ 16,968,861	$ 16,989,863